AMERITAS LIFE INSURANCE CORP.
                                  ("AMERITAS")
                      AMERITAS VARIABLE SEPARATE ACCOUNT VL
                      AMERITAS VARIABLE SEPARATE ACCOUNT VA
                              ("Separate Accounts")

                                  Supplement to
                  Allocator 2000, Regent 2000, Executive Select
                    Allocator 2000 Annuity, Designer Annuity
                         Prospectuses Dated May 1, 2007
                          Supplement Dated May 1, 2008

Effective May 1, 2008, the Alger American Fund changed the name of the following Alger portfolio, which is available through subaccounts of the Separate
Accounts:

------------------------------------------------------- --------------------------------------------------------
                Former Portfolio Name                               New Name Effective May 1, 2008
------------------------------------------------------- --------------------------------------------------------
Alger American Small Capitalization Portfolio, Class O  Alger American SmallCap Growth Portfolio, Class O
------------------------------------------------------- --------------------------------------------------------

Therefore, all references to this portfolio in the product prospectus are changed to the new name effective May 1, 2008.

All other provisions of your prospectus remain as stated in your Policy and prospectus.

Please see the fund's Alger American SmallCap Growth Portfolio prospectus for more information.

   Please retain this Supplement with the current prospectus for your variable
                 Policy issued by Ameritas Life Insurance Corp.
        If you do not have a current prospectus, please contact Ameritas at 1-800-745-1112.